Adjusting Items Included In Profit From Operations - Summary Costs of Integrating Acquired Businesses into Existing Operations (Details) - Restructuring and Integration Costs - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Employee Benefit Costs and Depreciation, Amortisation and Impairment [Line Items]
Employee benefit costs	£ 34	£ 42	£ 364
Depreciation and impairment costs	3	17	63
Other operating expenses	32	41	145
Other operating income		(7)	(7)
Business combination integration cost	£ 69	£ 93	£ 565